Share Based Payments - Schedule of Expected Share Delivery KPI After the Vesting Period (Details)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Expected Share Delivery KPI After the Vesting Period [Abstract]
Number of shares, Beginning Balance	313,173
Number of shares, Granted		357,656
Number of shares, Cancelled	(28,449)	(44,483)
Number of shares, Ending Balance	284,724	313,173